Schedule of trade payables (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total non current	$ 660	$ 786
Total Current	76,177	49,820
Customer guarantees member
IfrsStatementLineItems [Line Items]
Total non current	367	414
Customer contributions member
IfrsStatementLineItems [Line Items]
Total non current	293	372
Total Current	32	48
Payables for purchase of electricity member
IfrsStatementLineItems [Line Items]
Total Current	57,618	32,265
Provision for unbilled electricity purchases member
IfrsStatementLineItems [Line Items]
Total Current	9,480	10,025
Suppliers member
IfrsStatementLineItems [Line Items]
Total Current	8,542	6,880
Advance to customer member
IfrsStatementLineItems [Line Items]
Total Current	468	602
Discounts to customers member
IfrsStatementLineItems [Line Items]
Total Current	$ 37